Financial risk management objectives and policies - Credit risk - Maximum exposure and year-end staging (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	$ 947,323		$ 2,087,557
Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		¥ 278,547		¥ 280,250
Amounts due from related parties
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,129		66,923
Financial assets included in prepayments and other current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		17,868		10,019
Restricted cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		350		377,065
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		640,429		1,353,300
12-month ECLs
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	668,776		1,807,307
12-month ECLs | Amounts due from related parties
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,129		66,923
12-month ECLs | Financial assets included in prepayments and other current assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		17,868		10,019
12-month ECLs | Restricted cash
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		350		377,065
12-month ECLs | Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		640,429		1,353,300
Life-time ECLs
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk | $	$ 278,547		$ 280,250
Life-time ECLs | Trade receivables
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		¥ 278,547		¥ 280,250